Business Combinations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019	Jun. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations (Details) [Line Items]
Equity interests acquirees percentage	100.00%
Cash consideration	¥ 15,010			¥ 1,275
Revenue of the acquirees				23,999
Net loss of the acquirees				6,585
Business combination fair values of recognized amortized				200
Goodwill				¥ 25,253
Non-controlling interest represents the fair value of the equity interest percentage					20.00%
Business combinations, description			The fair values of the trademark of RMB16,200, the backlog of RMB5,815, the customer relationship of RMB11,400 and the favorable lease assets of RMB 7,565 are amortized over 10 years, 3 years, 5.5 years and 3 years, respectively on a straight line basis. The goodwill of RMB 221,888, which was primarily attributable to the synergies expected to be achieved from the acquisition, was assigned to junior English training unit and is not deductible for tax purposes.
ABC Education [Member]
Business Combinations (Details) [Line Items]
Cash consideration		¥ 139,040
Revenue of the acquirees					¥ 62,791
Net loss of the acquirees					¥ 11,520
Equity interests percentage		80.00%